Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ (24.6)	€ 19.8	€ 10.5	€ (24.5)
Increase (decrease) due to changes in accounting policy required by IFRSs				(1.6)
Reserve of Cash Flow Hedges (restated)				(26.1)
Change in fair value of hedging instrument recognized in OCI in the year	(50.9)	158.7	85.0
Deferred hedging gains transferred to the carrying value of inventory	4.2	55.2	27.6
Reclassified from other comprehensive income to finance costs	(7.8)	(90.9)	(62.4)
Deferred tax income (expense) on cash flow hedge reserve	18.5	(3.3)	(13.6)
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(16.6)	12.1	5.1	(4.5)
Increase (decrease) due to changes in accounting policy required by IFRSs				2.8
Reserve of Cash Flow Hedges (restated)				(1.7)
Change in fair value of hedging instrument recognized in OCI in the year	(30.3)	101.3	73.3
Reclassified from other comprehensive income to finance costs	(8.7)	(92.2)	(64.1)
Deferred tax income (expense) on cash flow hedge reserve	10.3	(2.1)	(2.4)
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(10.9)	6.9	5.8	(20.0)
Increase (decrease) due to changes in accounting policy required by IFRSs				0.0
Reserve of Cash Flow Hedges (restated)				(20.0)
Change in fair value of hedging instrument recognized in OCI in the year	(22.5)	57.3	9.3
Deferred hedging gains transferred to the carrying value of inventory	4.2	55.2	27.6
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	8.9	(1.0)	(11.1)
Other reserves
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(27.5)	19.0	10.9	(24.5)
Increase (decrease) due to changes in accounting policy required by IFRSs				2.8
Reserve of Cash Flow Hedges (restated)				(21.7)
Change in fair value of hedging instrument recognized in OCI in the year	(52.8)	158.6	82.6
Deferred hedging gains transferred to the carrying value of inventory	4.2	55.2	27.6
Reclassified from other comprehensive income to finance costs	(8.7)	(92.2)	(64.1)
Deferred tax income (expense) on cash flow hedge reserve	19.2	(3.1)	(13.5)
Cost of Hedging reserve
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	2.9	0.8	(0.4)
Increase (decrease) due to changes in accounting policy required by IFRSs				(4.4)
Reserve of Cash Flow Hedges (restated)				€ (4.4)
Change in fair value of hedging instrument recognized in OCI in the year	1.9	0.1	2.4
Reclassified from other comprehensive income to finance costs	0.9	1.3	1.7
Deferred tax income (expense) on cash flow hedge reserve	€ (0.7)	€ (0.2)	€ (0.1)